Subsequent Events - Schedule of Issuance of These Financial Statements (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)
Subsequent Events [Line Items]
Amount	$ 14,049,800	¥ 30,990,000	$ 9,749,285
Wuhu Jinsheng Rural Commercial Bank [Member]
Subsequent Events [Line Items]
Amount		9,990,000
Issuance Date	Jul. 02, 2025
Expiration Date	Jul. 01, 2026
Interest	3.80%
Pledged by assets listed below	Yes
Agricultural Bank of China [Member]
Subsequent Events [Line Items]
Amount		3,500,000
Issuance Date	Jul. 17, 2025
Expiration Date	Jul. 16, 2026
Interest	3.00%
Pledged by assets listed below	No
Shanghai Pudong Development Bank Wuhu Branch [Member]
Subsequent Events [Line Items]
Amount		7,500,000
Issuance Date	Aug. 19, 2025
Expiration Date	Aug. 18, 2026
Interest	3.60%
Pledged by assets listed below	No
Bank of China [Member]
Subsequent Events [Line Items]
Amount		¥ 10,000,000
Issuance Date	Jul. 25, 2025
Expiration Date	Jul. 24, 2026
Interest	3.35%
Pledged by assets listed below	Yes